1. ORGANIZATION	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

Know Labs, Inc. (the “Company”) was incorporated under the laws of the State of Nevada in 1998. The Company has authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

The Company is focused on the development, marketing and sales of proprietary technologies which are capable of uniquely identifying or authenticating almost any substance or material using electromagnetic energy to record, detect, and identify the unique “signature” of the substance or material. We call these our “Bio-RFID™” and “ChromaID™” technologies.

Historically, the Company focused on the development of our proprietary ChromaID technology. Using light from low-cost LEDs (light emitting diodes) the ChromaID technology maps the color of substances, fluids and materials. With the Company’s proprietary processes, the Company can authenticate and identify based upon the color that is present. The color is both visible to us as humans but also outside of the humanly visible color spectrum in the near infra-red and near ultra-violet and beyond. The Company’s ChromaID scanner sees what we like to call “Nature’s Color Fingerprint.” Everything in nature has a unique color identifier and with ChromaID the Company can see, and identify, and authenticate based upon the color that is present. The Company’s ChromaID scanner is capable of uniquely identifying and authenticating almost any substance or liquid using light to record, detect and identify its unique color signature. More recently, the Company has focused upon extensions and new inventions that are derived from and extend beyond our ChromaID technology. The Company calls this new technology “Bio-RFID.” The rapid advances made with our Bio-RFID technology in our laboratory have caused us to move quickly into the commercialization phase of our Company as the Company works to create revenue generating products for the marketplace. Today, the sole focus of the Company is on its Bio-RFID technology and its commercialization.

In 2010, the Company acquired TransTech Systems, Inc. as an adjunct to the Company’s business. TransTech is a distributor of products for employee and personnel identification and authentication. TransTech has historically provided substantially all of the Company’s revenues. The financial results from our TransTech subsidiary have been diminishing as vendors of their products increasingly move to the Internet and direct sales to their customers. While it does provide the Company’s current revenues, it is not central to the Company’s current focus. Moreover, the Company has written down any goodwill associated with this acquisition. The Company expects to shut down TransTech completely by June 30, 2020.

The Company is in the process of commercializing its Bio-RFID technology. The Company plans its first commercial applications to be a wearable non-invasive Continuous Glucose Monitor. This product will require approval from the United States Food and Drug Administration prior to introduction to the market. In addition, it has a technology license agreement with Allied Inventors, formerly Xinova and Invention Development Management Company, a subsidiary of Intellectual Ventures.

The Company believes that its commercialization success is dependent upon its ability to significantly increase the number of customers that are purchasing and using its products. To date the Company has generated minimal revenue from sales of products derived from its ChromaID and Bio-RFID technology. The Company is currently not profitable. Even if the Company succeeds in introducing its technology and related products to its target markets, the Company may not be able to generate sufficient revenue to achieve or sustain profitability. Regulatory requirements may also inhibit the speed with which the Company’s products can enter the marketplace.

ChromaID was invented by scientists under contract with the Company. Bio-RFID was invented by individuals working for the Company. The Company actively pursues a robust intellectual property strategy and has been granted fourteen patents. The Company also has several patents pending. The Company possesses all right, title and interest to the issued patents. Nine additional issued and pending patents are licensed exclusively to the Company in perpetuity by the Company’s strategic partner, Allied Inventors.

Know Labs, Inc. (the “Company”) was incorporated under the laws of the State of Nevada in 1998. The Company has authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

The Company is focused on the development, marketing and sales of proprietary technologies which are capable of uniquely identifying or authenticating almost any substance or material using electromagnetic energy to record, detect, and identify the unique “signature” of the substance or material. We call these our “Bio-RFID™” and “ChromaID™” technologies.

Historically, the Company focused on the development of our proprietary ChromaID technology. Using light from low-cost LEDs (light emitting diodes) the ChromaID technology maps the color of substances, fluids and materials. With the Company’s proprietary processes, the Company can authenticate and identify based upon the color that is present. The color is both visible to us as humans but also outside of the humanly visible color spectrum in the near infra-red and near ultra-violet and beyond. The Company’s ChromaID scanner sees what we like to call “Nature’s Color Fingerprint.” Everything in nature has a unique color identifier and with ChromaID the Company can see, and identify, and authenticate based upon the color that is present. The Company’s ChromaID scanner is capable of uniquely identifying and authenticating almost any substance or liquid using light to record, detect and identify its unique color signature. More recently, the Company has focused upon extensions and new inventions that are derived from and extend beyond our ChromaID technology. The Company calls this new technology “Bio-RFID.” The rapid advances made with our Bio-RFID technology in our laboratory have caused us to move quickly into the commercialization phase of our Company as the Company works to create revenue generating products for the marketplace. Today, the sole focus of the Company is on its Bio-RFID technology and its commercialization.

In 2010, the Company acquired TransTech Systems, Inc. as an adjunct to the Company’s business. TransTech is a distributor of products for employee and personnel identification and authentication. TransTech has historically provided substantially all of the Company’s revenues. The financial results from our TransTech subsidiary have been diminishing as vendors of their products increasingly move to the Internet and direct sales to their customers. While it does provide our current revenues, it is not central to the Company’s current focus. Moreover, the Company has written down any goodwill associated with its historic acquisition. The Company continues to closely monitor this subsidiary and expect it to wind down completely in the near future. that as a result of this wind down, the Company has been negotiating payables with vendors and has settled the liabilities for amounts lower than the face value and recorded the settlements as non cash gain on debt settlement of $355,000.

The Company is in the process of commercializing its Bio-RFID technology. The Company plans its first commercial applications to be a wearable non-invasive Continuous Glucose Monitor. This product will require approval from the United States Food and Drug Administration prior to introduction to the market. In addition, it has a technology license agreement with Allied Inventors, formerly Xinova and Invention Development Management Company, a subsidiary of Intellectual Ventures.

The Company believes that its commercialization success is dependent upon its ability to significantly increase the number of customers that are purchasing and using its products. To date the Company has generated minimal revenue from sales of products derived from its ChromaID and Bio-RFID technology. The Company is currently not profitable. Even if the Company succeeds in introducing its technology and related products to its target markets, the Company may not be able to generate sufficient revenue to achieve or sustain profitability. Regulatory requirements may also inhibit the speed with which the Company’s products can enter the marketplace.

ChromaID was invented by scientists under contract with the Company. Bio-RFID was invented by individuals working for the Company. The Company actively pursues a robust intellectual property strategy and has been granted thirteen patents. The Company also has several patents pending. The Company possesses all right, title and interest to the issued patents. Nine additional issued and pending patents are licensed exclusively to the Company in perpetuity by the Company’s strategic partner, Allied Inventors.